INSPIRE FAITHWARD MID CAP MOMENTUM ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.4%
	ASSET MANAGEMENT - 2.9%
5,969	Affiliated Managers Group, Inc.	$ 760,212

	BANKING - 2.9%
18,612	Bank OZK	754,344

	BIOTECH & PHARMA - 2.6%
2,961	United Therapeutics Corporation(a)	671,022

	CHEMICALS - 3.1%
15,087	Olin Corporation	824,655

	COMMERCIAL SUPPORT SERVICES - 2.4%
3,854	FTI Consulting, Inc.(a)	618,952

	CONSTRUCTION MATERIALS - 3.4%
2,914	Carlisle Companies, Inc.	861,554

	ELECTRICAL EQUIPMENT - 2.5%
2,726	Littelfuse, Inc.	646,662

	ENGINEERING & CONSTRUCTION - 3.0%
9,729	MasTec, Inc.(a)	783,185

	GAS & WATER UTILITIES - 5.3%
10,575	National Fuel Gas Company	753,681
8,084	Southwest Gas Holdings, Inc.	629,339
		1,383,020
	HEALTH CARE FACILITIES & SERVICES - 2.7%
1,504	Chemed Corporation	716,190

	INDUSTRIAL INTERMEDIATE PRODUCTS - 3.2%
3,102	Valmont Industries, Inc.	858,695

INSPIRE FAITHWARD MID CAP MOMENTUM ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	INDUSTRIAL REIT - 2.8%
14,476	First Industrial Realty Trust, Inc.	$ 733,644

	INSTITUTIONAL FINANCIAL SERVICES - 2.7%
12,925	SEI Investments Company	706,998

	INSURANCE - 10.7%
5,029	American Financial Group, Inc.	642,103
3,055	Kinsale Capital Group, Inc.	774,686
31,208	Old Republic International Corporation	681,583
5,969	Reinsurance Group of America, Inc.	748,273
		2,846,645
	LEISURE PRODUCTS - 5.3%
7,050	Polaris, Inc.	798,553
16,121	YETI Holdings, Inc.(a)	594,704
		1,393,257
	OIL & GAS PRODUCERS - 6.5%
15,510	HF Sinclair Corporation	816,291
23,124	Murphy Oil Corporation	901,142
		1,717,433
	OIL & GAS SERVICES & EQUIPMENT - 2.8%
41,313	NOV, Inc.	730,001

	RETAIL - CONSUMER STAPLES - 3.2%
11,186	BJ's Wholesale Club Holdings, Inc.(a)	833,245

	RETAIL - DISCRETIONARY - 5.8%
6,251	AutoNation, Inc.(a)	778,874
12,455	Builders FirstSource, Inc.(a)	729,988
		1,508,862
	RETAIL REIT - 2.8%
7,285	Federal Realty Investment Trust	737,752

INSPIRE FAITHWARD MID CAP MOMENTUM ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	SELF-STORAGE REIT - 3.0%
6,251	Life Storage, Inc.	$ 795,440

	SEMICONDUCTORS - 3.0%
14,382	Lattice Semiconductor Corporation(a)	775,190

	SOFTWARE - 3.2%
5,546	Qualys, Inc.(a)	842,437

	SPECIALTY REIT - 2.8%
7,943	Lamar Advertising Company, Class A	745,768

	STEEL - 5.2%
4,089	Reliance Steel & Aluminum Company	768,650
19,364	Ternium S.A. - ADR	596,605
		1,365,255
	TIMBER REIT - 2.8%
15,557	PotlatchDeltic Corporation	722,156

	TRANSPORTATION & LOGISTICS - 2.8%
14,805	Knight-Swift Transportation Holdings, Inc.	747,801

	TOTAL COMMON STOCKS (Cost $26,922,878)	26,080,375

	TOTAL INVESTMENTS - 99.4% (Cost $26,922,878)	$ 26,080,375
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	158,285
	NET ASSETS - 100.0%	$ 26,238,660

ADR	- American Depositary Receipt
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
(a)	Non-income producing security.